UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                -----------------

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lauren Isenman
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Lauren Isenman, New York, NY, May 15, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            53
                                         ------------------

Form 13F Information Table Value Total:      $2015611
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      -----  ----------------------  -------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ADAPTEC INC                 COM        00651F108     53390  18159884  SH           OTHER           1          0     18159884     0
----------------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP               COM        034663104     32162   1792770  SH           OTHER           1          0      1792770     0
----------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM        087866109        42     16529  SH           OTHER           1          0        16529     0
----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM        109696104    156349   2327310  SH           OTHER           1          0      2327310     0
----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM        109696104     47026    700000  SH    CALL   OTHER           1          0       700000     0
----------------------------------------------------------------------------------------------------------------------------------
CHARMING SHOPPES INC        COM        161133103      2066    427727  SH           OTHER           1          0       427727     0
----------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM        163893100     26472   3606535  SH           OTHER           1          0      3606535     0
----------------------------------------------------------------------------------------------------------------------------------
CHURCHILL VENTURES LTD      COM        17157P109      1456    190300  SH           OTHER           1          0       190300     0
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM        172967101      1071     50000  SH    CALL   OTHER           1          0        50000     0
----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW    208464883    183391  17979550  SH           OTHER           1          0     17979550     0
----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR    211615307      7906    335700  SH           OTHER           1          0       335700     0
                            $0.25
----------------------------------------------------------------------------------------------------------------------------------
DCAP GROUP INC              COM        233065200        28     18181  SH           OTHER           1          0        18181     0
----------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM        270321102     89965  11915920  SH           OTHER           1          0     11915920     0
----------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC              COM        29355X107     75911   2433838  SH           OTHER           1          0      2433838     0
----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM        26874Q100    222301   3550000  SH    CALL   OTHER           1          0      3550000     0
----------------------------------------------------------------------------------------------------------------------------------
FORTRESS INVESTMENT         CL A       34958B106       246     20000  SH           OTHER           1          0        20000     0
GROUP LL
----------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM        368682100     82670   8034059  SH           OTHER           1          0      8034059     0
----------------------------------------------------------------------------------------------------------------------------------
GEOPETRO RESOURCES CO       COM        37248H304        47     17070  SH           OTHER           1          0        17070     0
----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM        385034103      1955    246800  SH           OTHER           1          0       246800     0
----------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS ACQUISITION CORP  COM        430880104      5085    560000  SH           OTHER           1          0       560000     0
----------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC   COM        451713101     94668  12456300  SH           OTHER           1          0     12456300     0
----------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A       479167108      7689    449914  SH           OTHER           1          0       449914     0
----------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC         COM        492914106     20548   1531176  SH           OTHER           1          0      1531176     0
----------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION CORP   COM        565756103     18360   2378200  SH           OTHER           1          0      2378200     0
----------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM        58439W108       165     22000  SH           OTHER           1          0        22000     0
----------------------------------------------------------------------------------------------------------------------------------
MERIDIAN INTERSTAT          COM        58964Q104       586     60000  SH           OTHER           1          0        60000     0
BANCORP I
----------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM        632347100     14255   1018200  SH           OTHER           1          0      1018200     0
----------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM        639067107       162     16829  SH           OTHER           1          0        16829     0
----------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM        644398109     11832   2652935  SH           OTHER           1          0      2652935     0
----------------------------------------------------------------------------------------------------------------------------------
NORTHFIELD LABS INC         COM        666135108        87     87800  SH           OTHER           1          0        87800     0
----------------------------------------------------------------------------------------------------------------------------------
OCH ZIFF CAP MGMT GROUP     CL A       67551U105       210     10000  SH           OTHER           1          0        10000     0
----------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD   CL A       G67743107     12685    293900  SH           OTHER           1          0       293900     0
----------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW   692830508      2247    351085  SH           OTHER           1          0       351085     0
----------------------------------------------------------------------------------------------------------------------------------
PHARMATHENE INC             COM        71714G102      3337   1076594  SH           OTHER           1          0      1076594     0
----------------------------------------------------------------------------------------------------------------------------------
PLAYBOY ENTERPRISES INC     CL B       728117300      5224    627100  SH           OTHER           1          0       627100     0
----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102    174600   4995700  SH    CALL   OTHER           1          0      4995700     0
----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                ULTRASHORT 74347R875    105861   2130000  SH           OTHER           1          0      2130000     0
                            QQQ
----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                ULTRASHT   74347R883     34491    535000  SH           OTHER           1          0       535000     0
                            SP500
----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                ULTRASHT   74347R867     27796    488000  SH           OTHER           1          0       488000     0
                            DOW30
----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     W EXP      75966C115        95    476200  SH           OTHER           1          0       476200     0
CORP                        01/28/201
----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM        75966C305      5081    904100  SH           OTHER           1          0       904100     0
CORP
----------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW    776338204       700    483035  SH           OTHER           1          0       483035     0
----------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC       COM        778669101      1199   3748240  SH           OTHER           1          0      3748240     0
----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100    433141  10518234  SH           OTHER           1          0     10518234     0
----------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM        784413106     31994   1608550  SH           OTHER           1          0      1608550     0
----------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM        816288104      3244   2385610  SH           OTHER           1          0      2385610     0
----------------------------------------------------------------------------------------------------------------------------------
STONELEIGH PARTNERS         COM        861923100      4331    573700  SH           OTHER           1          0       573700     0
ACQUS CO
----------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM        89366E100      4842    624800  SH           OTHER           1          0       624800     0
GROUP
----------------------------------------------------------------------------------------------------------------------------------
TRIAN ACQUISITION I CORP    COM        89582E108       905    100000  SH           OTHER           1          0       100000     0
----------------------------------------------------------------------------------------------------------------------------------
TRIPLECROWN ACQUISITION     COM        89677G109       966    105900  SH           OTHER           1          0       105900     0
CORP
----------------------------------------------------------------------------------------------------------------------------------
UNION STREET ACQ CORP       COM        908536105      1115    143300  SH           OTHER           1          0       143300     0
----------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                 COM        909214108      3034    684800  SH           OTHER           1          0       684800     0
----------------------------------------------------------------------------------------------------------------------------------
VAALCO ENERGY INC           COM NEW    91851C201       622    125100  SH           OTHER           1          0       125100     0
----------------------------------------------------------------------------------------------------------------------------------

